Fair Value of Options Measured based on Black-Scholes Option Pricing Model, 2004 Option Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.33%
Expected life (years)	3 years 3 months	3 years 3 months
Expected dividend yield	$ 0	$ 0
Volatility	57.90%
Fair value of options at grant date	$ 1.92
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options at grant date		$ 2.13
Risk-free interest rate		0.77%
Volatility		59.24%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options at grant date		$ 2.58
Risk-free interest rate		1.03%
Volatility		60.71%